[LOGO]

           [LETTERHEAD OF CANADA LIFE INSURANCE COMPANY OF NEW YORK]

August, 2000



Dear Trillium(R) Policyowner:

Enclosed is the Trillium Semi-Annual Report for the period ending June 30, 2000. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Trillium for your financial needs.

Sincerely,


/s/ R. E. Beettam

Ronald E. Beettam
Chairman

Encl.

                                                                  CANADA LIFE OF NEW YORK
TRILLIUM [LOGO]                                                VARIABLE ACCOUNT 2 PERFORMANCE
A Variable Annuity                                             ------------------------------

Issued by Canada Life Insurance Company of New York           Average Annual Total Returns for Periods Ending June 30, 2000
                                                                            Assuming Contract Continues

                                                               Year-to-                                          Since    Inception
                                                                Date*      1 Year     3 Year          5 Year   Inception     Date
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio                4.08%     58.76%      42.39%         26.39%      30.83%  10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio                             5.01      80.74       49.28             --       36.87    5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                                      3.34      27.31        6.61          12.94       14.94   10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                               6.29      (0.55)         --             --        7.29    5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Portfolio                      1.50      26.63        8.08          12.15       11.92   10/4/94
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                                      27.74      79.62       36.90          28.51       21.62    5/3/93
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Growth Portfolio                              8.92      26.19          --             --       26.17    5/1/99
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Portfolio                                (3.50)     27.79       19.57             --       16.52    5/1/96
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                              (6.07)    (18.45)         --             --       (5.28)   5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                                 (0.95)      0.51       12.59          16.13       14.00    5/3/93
-----------------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Portfolio                        (24.42)     (9.06)       0.41           5.64        5.74    5/3/93
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                                        0.90       2.38        4.69           6.23        5.35    5/3/93
-----------------------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio                              (2.68)     (4.29)       0.76           5.14        5.00    5/1/95
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                                          2.83       1.91        2.88           3.10        3.24    5/3/93
-----------------------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio Current Yield 5.89%+          2.24       4.19        3.90           3.84        3.28    5/3/93
-----------------------------------------------------------------------------------------------------------------------------------

*Not annualized.

+ Annualized for the seven-day period ending June 30, 2000. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one-year Guarantee Period was 4.95% as of June 30, 2000. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The three-, five-, seven-, and 10-year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

Prior to March 31, 2000, Seligman employed a sub-advisor which was responsible for providing portfolio management services with respect to the non-US investments of the Global Technology, Global Smaller Companies, Global Growth, and International Growth Portfolios. After March 31, 2000, Seligman will continue to use such sub-advisory services only for Seligman Global Smaller Companies Portfolio.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance for Seligman Communications and Information and Seligman Global Technology Portfolios was achieved during a market favorable to companies in the technology sector and benefited significantly from investments in IPOs. There can be no assurances that these Portfolios will continue to achieve, by investing in IPOs or otherwise, similar performance in the future. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium since the variable account commenced operations on 5/3/93. For performance figures with CDSC, please see reverse side. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

Withdrawals may be subject to federal income tax, and a 10% federal tax penalty if made before age 59 1/2. Withdrawals will reduce a policy's cash value and death benefit. Depending on the performance of the underlying investment options, the cash value available for withdrawals may be worth more or less than the original amount invested.

There are specific risks associated with technology investing, such as greater price fluctuations, government regulation, and limited liquidity. A portfolio that concentrates its investments in one sector of the economy, such as technology, may be subject to greater share price fluctuations than a more diversified portfolio. The stocks of smaller companies may be subject to above-average market price fluctuations. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political conditions. A portfolio with fewer holdings, such as Seligman Large-Cap Value Portfolio and Seligman Small-Cap Value Portfolio, may be subject to greater volatility than a portfolio with a greater number of holdings. High-yield bonds are subject to a greater risk of loss of principal and interest than higher-rated investment-grade bonds. Purchasers should carefully assess the risks associated with an investment in Seligman High-Yield Bond Portfolio.

                                Average Annual Total Returns for Periods Ending June 30, 2000
CANADA LIFE OF NEW YORK         Assuming Contract Is Surrendered at End of Period
VARIABLE ACCOUNT 2 PERFORMANCE
------------------------------

                                                                  Year-to-                              Since    Inception
                                                                   Date*    1 Year   3 Year   5 Year  Inception     Date
--------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio                   (1.32)%  53.36%   41.65%  26.17%      30.70%  10/4/94
--------------------------------------------------------------------------------------------------------------------------
Seligman Global Technology Portfolio                                (0.39)   75.34    48.60      --       36.55    5/1/96
--------------------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                                         (2.06)   21.91     5.27   12.60       14.70   10/4/94
--------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                                   0.89    (5.95)      --      --        5.36    5/1/98
--------------------------------------------------------------------------------------------------------------------------
Seligman Global Smaller Companies Portfolio                         (3.90)   21.23     6.78   11.81       11.64   10/4/94
--------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                                          22.34    74.22    36.09   28.31       21.62    5/3/93
--------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Growth Portfolio                                  3.52    20.79       --      --       21.71    5/1/99
--------------------------------------------------------------------------------------------------------------------------
Seligman Global Growth Portfolio                                    (8.90)   22.39    18.51      --       15.98    5/1/96
--------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                                 (11.47)  (23.85)      --      --       (7.52)   5/1/98
--------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                                     (6.35)   (4.89)   11.40   15.83       14.00    5/3/93
--------------------------------------------------------------------------------------------------------------------------
Seligman International Growth Portfolio                            (29.82)  (14.46)   (1.10)   5.21        5.74    5/3/93
--------------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                                           (4.50)   (3.02)    3.30    5.81        5.35    5/3/93
--------------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio                                  (8.08)   (9.69)   (0.74)   4.69        4.57    5/1/95
--------------------------------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                                             (2.57)   (3.49)    1.44    2.62        3.24    5/3/93
--------------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio Current Yield 5.89%+             (3.16)   (1.21)    2.50    3.37        3.28    5/3/93
--------------------------------------------------------------------------------------------------------------------------

*Not annualized.

+ Annualized for the seven-day period ending June 30, 2000. The current yield figure shown more closely reflects the current earnings of the Portfolio than total return figures. Although Seligman Cash Management Portfolio seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Trillium Fixed Account's rate for the one-year Guarantee Period was 4.95% as of June 30, 2000. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The three-, five-, seven-, and 10-year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

 Issued by: Canada Life Insurance Company of America, 6201 Powers Ferry Road,
                            N.W., Atlanta, GA 30339
  For more information contact: Seligman Advisors, Inc., 100 Park Avenue, New
                        York, NY 10017 . (800) 221-2783

Prior to March 31, 2000, Seligman employed a sub-advisor which was responsible for providing portfolio management services with respect to the non-US investments of the Global Technology, Global Smaller Companies, Global Growth, and International Growth Portfolios. After March 31, 2000, Seligman will continue to use such sub-advisory services only for Seligman Global Smaller Companies Portfolio.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance for Seligman Communications and Information and Seligman Global Technology Portfolios was achieved during a market favorable to companies in the technology sector and benefited significantly from investments in IPOs. There can be no assurances that these Portfolios will continue to achieve, by investing in IPOs or otherwise, similar performance in the future. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for Trillium's current fees and charges and including the maximum CDSC of 6% since the variable account commenced operations on 5/3/93. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6%; at least two, but less than four, 5%; at least four, but less than five, 4%; at least five, but less than six, 3%; at least six, but less than seven, 2%; at least seven, no charge. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

Withdrawals may be subject to federal income tax, and a 10% federal tax penalty if made before age 59 1/2. Withdrawals will reduce a policy's cash value and death benefit. Depending on the performance of the underlying investment options, the cash value available for withdrawals may be worth more or less than the original amount invested.

Investing in Trillium portfolios involves risk, including possible loss of principal. Shares of the Trillium portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency, and are subject to market fluctuations.

TRILLIUM(R)                               [LOGO OF CANADA LIFE]
A Variable Annuity                        INSURANCE COMPANY OF NEW YORK
                                             410 Saw Mill River Road
                                             Ardsley, NY 10502
                                             (914) 693-2300

Additional Premium Payment Form

Please complete the following information:

Owner:______________________              Amount of Premium Payment:
Annuitant:__________________              $____________
Policy No.:_________________
Owner's Ssn/Tin:____________

                                         IF YOU ARE CHANGING ALLOCATION
                                         PLEASE COMPLETE THE FOLLOWING:

                                         ________  This payment only
                                         ________  This payment and all future
                                                   pymts
                                         ________  Re-allocate all current
                                                   assets

     CASH MGMT (21)     ____% INCOME (22)         ____%  SMALL-CAP  VALUE (44)   ____%
     BOND (23)          ____% COM STOCK (24)      ____%  LARGE-CAP VALUE (45)    ____%
     CAPITAL (25)       ____% INTERNATIONAL (26)  ____%
     COMM & INFO (27)   ____% GBL GROWTH OPP (28) ____%
     GBL SMLR CO (29)   ____% FRONTIER (41)       ____%
     HIGH YLD BOND (42) ____% GLOBAL TECH (43)    ____%

--------------------------------------------------------------------------------
                                        Fixed Account Options*
                         _________% 1 Yr. (201)
--------------------------------------------------------------------------------

Total allocation must equal 100%

Owner's Signature ___________________________    Date _______________

Joint Owner's Signature______________________    Date _______________

    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF NEW YORK

                 Information For Qualified Policy Contributions
                        (This Section Must Be Completed)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? ______________________  PLEASE NOTE:   CONTRIBUTIONS FOR
                                                          PRIOR TAX YEAR CANNOT
CONTRIBUTION $___________ FOR __________                  BE MADE AFTER APRIL
                                                          15TH OF THE CURRENT
CONTRIBUTION $___________ FOR __________                  TAX YEAR.


      PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

  Our Variable Annuity Administrators an not advise you on the suitability of your payment. Please contact your Registered Representative to discuss suitability issues prior to submitting your additional premium payment.

Variable Annuities are issued by Canada Life Insurance Company of New York and offered through its affiliate,
        Canada Life of America Financial Services, Inc. (member NASD).

The attached are incorporated by reference herein to the Semi-annual Report filed by and on behalf of the following:

Seligman Portfolios, Inc., filed August 31, 2000
     Portfolios include: Seligman Bond, Seligman Capital, Seligman Cash Management, Seligman Common Stock, Seligman Communications and Information, Seligman Frontier, Seligman Global Growth, Seligman Global Smaller Companies, Seligman Global Technology, Seligman High-Yield Bond, Seligman Income, Seligman International Growth, Seligman Large-Cap Growth, Seligman Large-Cap Value, and Seligman Small-Cap Value.